Securitisations - Continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Gain (loss) from continuing involvement for the year		£ 1	£ 0
Gain (loss) from continuing involvement, cumulative		1	(3)
Loans and advances [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount		94	10
Fair value		94	10
Maximum exposure to loss		94	10
CLO and other assets [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Gain (loss) from continuing involvement for the year		0	0
Gain (loss) from continuing involvement, cumulative		0	(3)
CLO and other assets [member] | Loans and advances [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	0	10
Fair value	[1]	0	10
Maximum exposure to loss	[1]	0	10
US sub-prime and Alt-A [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Gain (loss) from continuing involvement for the year		0	0
Gain (loss) from continuing involvement, cumulative		0	0
US sub-prime and Alt-A [Member] | Loans and advances [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	0	0
Maximum exposure to loss	[1]	0	0
Commercial mortgage backed security [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Gain (loss) from continuing involvement for the year		1	0
Gain (loss) from continuing involvement, cumulative		1	0
Commercial mortgage backed security [Member] | Loans and advances [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	[1]	94	0
Fair value	[1]	94	0
Maximum exposure to loss	[1]	£ 94	£ 0

[1]	Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances and Trading portfolio assets.